Events subsequent to the statement of financial position date	12 Months Ended
Dec. 31, 2025
Events subsequent to the statement of financial position date
Events subsequent to the statement of financial position date

27Events subsequent to the statement of financial position date

No events subsequent to the date of the statement of financial position have occurred that would require adjustment to the consolidated financial statements.

Subsequent to the reporting period ending on December 31, 2025 the following non-adjusting events occurred:

As of January 26, 2026 the Company initiated in actual ADS repurchases on Nasdaq through an independent US financial intermediary in line with the parameters agreed by the Company’s general shareholders meeting on November 14, 2025. Up to April 10, 2026 the Company had acquired 545,529 ADS for a total amount of 2,455,767 EUR (2,893,063 USD) under the programs which corresponds to 0.9% of the total oustanding shares. The ADS repurchases were executed in the open market and no ADS’s were repurchased through cross trades or block trades. All acquired ADS’s (or underlying shares) are held in treasury. As the execution of this ADS repurchase program was initiated as of January 2026 and does not relate to conditions that existed as of December 31, 2025, no adjustment has been made to the consolidated financial statements for the year 2025.

On March 30, 2026, the Group reached an agreement for the sale of business assets relating to its Rapidfit business to the current management team. The transaction resulted in the disposal of certain assets and liabilities that had been classified as assets held for sale at December 31, 2025. The sale was executed at a consideration equal to the carrying value of the disposed assets and liabilities, and accordingly, no material gain or loss was recognized on disposal. The disposed business did not represent a discontinued operation and was not material to the Company’s consolidated financial position, results of operations, or cash flows. As the completion of the transaction occurred after the reporting period and confirmed the carrying value of the assets held for sale at December 31, 2025, no adjustment has been made to the consolidated financial statements for the year 2025.

On a continuous basis the Group assesses strategic options relating to its portfolio of activities as part of its ongoing business and capital allocation review processes. These assessments may, subject to further analysis and market conditions, result in changes to the scope or perimeter of its portfolio of activities. As of the date of this report, no definitive decisions have been taken, nor have any binding agreements been entered into, with respect to any such potential transactions.